Restructuring Restructuring- Components of Company's Loss from Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Mar. 02, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of Stock, Percentage of Ownership before Transaction	100.00%
Disposal Group, Including Discontinued Operation, Assets	$ 41
Disposal Group, Including Discontinued Operation, Accrued Liabilities	13
Disposal Group, Including Discontinued Operation, Assets, Current	15
Disposal Group, Including Discontinued Operation, Revenue	33
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	(20)
Loss on Disposal of Discontinued Operation	(3)
Discontinued Operation, Tax Effect of Discontinued Operation	5
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	$ (18)